UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08565

Dryden Global Real Estate Fund

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:  800-225-1852

Date of fiscal year end:  3/31/2010

Date of reporting period:  9/30/2009

Item 1 – Reports to Stockholders

SEPTEMBER 30, 2009	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

FUND TYPE

Sector stock

OBJECTIVE

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

November 16, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Global Real Estate Fund

Dryden Global Real Estate Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Real Estate Fund is capital appreciation and income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.43%; Class B, 2.13%; Class C, 2.13%; Class R, 1.88%; Class Z, 1.13%. Net operating expenses apply to: Class A, 1.43%; Class B, 2.13%; Class C, 2.13%; Class R, 1.63%; Class Z, 1.13%, after contractual reduction through 7/31/2010 for Class R.

Cumulative Total Returns as of 9/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	69.36%	–8.80%	26.30%	219.69%	—
Class B	68.74	–9.42	21.68	196.51	—
Class C	68.64	–9.47	21.60	196.32	—
Class R	69.12	–9.03	N/A	N/A	–22.24% (6/16/08)
Class Z	69.46	–8.57	27.87	227.65	—
S&P Developed BMI Property Net Index[2]	69.32	–9.92	16.91	N/A	**
S&P 500 Index[3]	33.98	–6.91	5.18	–1.53	***
Lipper Average[4]	65.18	–11.20	13.10	172.76	****

Average Annual Total Returns[5] as of 9/30/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–13.81%	3.60%	11.69%	—
Class B	–13.89	3.83	11.48	—
Class C	–10.37	3.99	11.47	—
Class R	–9.03	N/A	N/A	–17.69% (6/16/08)
Class Z	–8.57	5.04	12.60	—
S&P Developed BMI Property Net Index[2]	–9.92	3.17	N/A	**
S&P 500 Index[3]	–6.91	1.01	–0.15	***
Lipper Average[4]	–11.20	2.31	10.46	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The S&P Developed BMl Property Net Index is a broad market index of more than 400 companies from 21 countries. Its inception date is 12/29/2000, later than the inception of the Fund.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is –29.54% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is –23.09% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return is –21.88% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is –16.90% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return is –28.13% for Class R. Lipper Average Closest Month-End to Inception average annual total return is –21.98% for Class R.

Investors cannot invest directly in an index. The securities in the S&P Developed BMl Property Net Index and S&P 500 Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P Developed BMl Property Net Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Dryden Global Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/09
Westfield Group, Retail Property	5.0%
Simon Property Group, Inc., Retail Property	4.8
Mitsubishi Estate Co. Ltd., Diversified	4.7
Mitsui Fudosan Co. Ltd., Diversified	3.7
Unibail-Rodamco, Retail Property	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/09
Diversified	37.3%
Retail Property	21.9
Office Space	12.6
Shopping Centers	4.4
Storage Property	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2009, at the beginning of the period, and held through the six-month period ended September 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Global Real Estate Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Real Estate Fund		Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,693.60	1.43%	$9.66
	Hypothetical	$1,000.00	$1,017.90	1.43%	$7.23

Class B	Actual	$1,000.00	$1,687.40	2.13%	$14.35
	Hypothetical	$1,000.00	$1,014.39	2.13%	$10.76

Class C	Actual	$1,000.00	$1,686.40	2.13%	$14.34
	Hypothetical	$1,000.00	$1,014.39	2.13%	$10.76

Class R	Actual	$1,000.00	$1,691.20	1.63%	$11.00
	Hypothetical	$1,000.00	$1,016.90	1.63%	$8.24

Class Z	Actual	$1,000.00	$1,694.60	1.13%	$7.63
	Hypothetical	$1,000.00	$1,019.40	1.13%	$5.72

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ended March 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of September 30, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.2%
COMMON STOCKS 100.0%

Australia 11.6%
554,322	Astro Japan Property Trust, REIT	$223,555
919,800	CFS Retail Property Trust, REIT	1,624,049
1,275,400	Commonwealth Property Office Fund, REIT	1,062,635
3,366,626	Dexus Property Group, REIT	2,494,549
3,097,800	Goodman Group, REIT	1,804,263
2,975,520	ING Office Fund, REIT	1,458,993
274,556	Lend Lease Corp. Ltd.	2,557,118
1,017,300	Macquarie CountryWide Trust, REIT	571,837
1,551,256	Mirvac Group, REIT	2,281,550
2,365,000	Mirvac Industrial Trust, REIT	187,063
1,426,825	Stockland, REIT	5,107,081
1,210,279	Westfield Group, REIT	14,772,520

		34,145,213

Belgium 0.2%
4,954	Cofinimmo, REIT	692,470

Brazil 2.9%
31,600	BR Malls Participacoes SA(a)	373,150
193,600	Cyrela Brazil Realty SA	2,534,197
144,251	Gafisa SA	2,182,167
150,000	Multiplan Empreendimentos Imobiliarios SA	2,345,338
128,066	PDG Realty SA Empreendimentos e Participacoes	1,063,361

		8,498,213

Canada 0.9%
6,900	Boardwalk Real Estate Investment Trust, REIT	248,443
109,100	Chartwell Seniors Housing Real Estate Investment Trust, REIT	677,640
21,200	Primaris Retail Real Estate Investment Trust, REIT	300,976
84,435	RioCan Real Estate Investment Trust, REIT	1,419,539

		2,646,598

Finland 0.2%
73,514	Citycon Oyj	311,974
80,000	Sponda Oyj(a)	317,256

		629,230

France 4.9%
4,253	Fonciere des Regions, REIT	495,341

See Notes to Financial Statements.

Dryden Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France (cont’d.)
5,548	GECINA SA, REIT	$661,675
11,538	ICADE, REIT	1,235,925
47,244	Klepierre, REIT	1,873,900
49,030	Unibail-Rodamco, REIT	10,184,688

		14,451,529

Hong Kong 14.4%
714,000	Champion, REIT	296,778
688,776	Cheung Kong Holdings Ltd.	8,707,753
292,000	Hang Lung Group Ltd.	1,455,544
965,469	Hang Lung Properties Ltd.	3,534,776
570,794	Henderson Land Development Co. Ltd.	3,738,437
796,000	Hongkong Land Holdings Ltd.	3,462,600
597,999	Hysan Development Co. Ltd.	1,491,961
430,392	Kerry Properties Ltd.	2,291,064
1,065,219	Link (The), REIT	2,341,086
211,000	New World Development Ltd.	451,977
202,000	Shimao Property Holdings Ltd.	340,933
1,326,000	Sino Land Co.	2,362,357
594,935	Sun Hung Kai Properties Ltd.	8,738,664
107,000	Wharf Holdings Ltd.	565,749
880,000	Wheelock & Co. Ltd.	2,875,600

		42,655,279

Italy 0.1%
259,632	Beni Stabili SpA	223,781

Japan 14.2%
169,800	Aeon Mall Co. Ltd.	3,518,902
155	Japan Logistics Fund, Inc., REIT	1,257,072
103	Japan Real Estate Investment Corp., REIT	840,815
197	Japan Retail Fund Investment Corp., REIT	1,064,890
884,780	Mitsubishi Estate Co. Ltd.	13,841,332
652,339	Mitsui Fudosan Co. Ltd.	10,984,370
122	Nippon Accommodations Fund, Inc., REIT	676,893
140	Nippon Building Fund, Inc., REIT	1,246,310
78,700	Nomura Real Estate Holdings, Inc.	1,273,028
8	Nomura Real Estate Office Fund, Inc., REIT	53,037
1,192	NTT Urban Development Corp.	1,091,901

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
334,952	Sumitomo Realty & Development Co. Ltd.	$6,101,502

		41,950,052

Netherlands 3.3%
33,236	Corio NV, REIT	2,292,222
44,235	Eurocommercial Properties NV, REIT	1,751,638
59,409	Nieuwe Steen Investments Funds NV, REIT	1,108,442
26,301	Vastned Retail NV, REIT	1,693,077
30,361	Wereldhave NV, REIT	2,990,071

		9,835,450

New Zealand 0.1%
252,300	AMP NZ Office Trust, REIT	154,534

Singapore 4.9%
965,000	Ascendas Real Estate Investment Trust, REIT	1,317,022
3,013,000	CapitaCommercial Trust, REIT	2,209,839
952,000	CapitaLand Ltd.	2,496,224
924,673	CapitaMall Trust, REIT	1,208,506
189,058	City Developments Ltd.	1,374,416
1,427,651	Frasers Centrepoint Trust, REIT	1,161,030
1,265,000	K-REIT Asia, REIT	1,055,098
48,600	Keppel Land Ltd.	93,878
170,000	Singapore Land Ltd.	651,582
2,505,000	Starhill Global, REIT	1,064,747
2,072,000	Suntec Real Estate Investment Trust, REIT	1,550,918
153,000	Wheelock Properties Singapore Ltd.	190,155

		14,373,415

Sweden 1.3%
53,900	Castellum AB	521,886
150,854	Hufvudstaden AB (Class A Stock)	1,211,792
362,137	Klovern AB	1,158,406
29,855	Kungsleden AB	198,281
44,400	Wihlborgs Fastigheter AB	823,183

		3,913,548

Switzerland 0.8%
40,817	PSP Swiss Property AG(a)	2,363,235

See Notes to Financial Statements.

Dryden Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom 4.8%
142,438	Atrium European Real Estate Ltd.(a)	$1,023,429
255,800	Big Yellow Group PLC, REIT(a)	1,533,034
328,000	British Land Co. PLC, REIT	2,490,980
21,760	Derwent London PLC, REIT	424,266
214,000	Great Portland Estates PLC, REIT	905,291
334,068	Hammerson PLC, REIT	2,105,143
241,366	Land Securities Group PLC, REIT	2,410,883
29,100	Liberty International PLC, REIT	223,231
392,957	Segro PLC, REIT	2,307,925
135,022	Shaftesbury PLC, REIT	771,006

		14,195,188

United States 35.4%
44,305	AMB Property Corp., REIT	1,016,800
23,575	AvalonBay Communities, Inc., REIT	1,714,610
146,109	BioMed Realty Trust, Inc., REIT	2,016,304
82,759	Boston Properties, Inc., REIT	5,424,853
203,457	Brandywine Realty Trust, REIT	2,246,165
82,331	BRE Properties, Inc., REIT	2,576,960
105,642	Camden Property Trust, REIT	4,257,373
312,406	CBL & Associates Properties, Inc., REIT	3,030,338
323,238	Cousins Properties, Inc., REIT	2,676,411
149,964	DiamondRock Hospitality Co., REIT(a)	1,214,708
95,815	Digital Realty Trust, Inc., REIT	4,379,704
52,576	Douglas Emmett, Inc., REIT	645,633
114,723	Equity Residential, REIT	3,521,996
88,950	Extra Space Storage, Inc., REIT	938,423
39,347	Federal Realty Investment Trust, REIT	2,414,725
126,124	First Potomac Realty Trust, REIT	1,457,993
364,581	Host Hotels & Resorts, Inc., REIT	4,291,118
138,743	Kilroy Realty Corp., REIT	3,848,731
119,941	Kimco Realty Corp., REIT	1,564,031
70,507	LaSalle Hotel Properties, REIT	1,386,168
182,407	Macerich Co. (The), REIT	5,532,404
127,934	Mack-Cali Realty Corp., REIT	4,136,106
75,275	Morgans Hotel Group Co.(a)	407,991
138,440	Post Properties, Inc., REIT	2,491,920
102,149	ProLogis, REIT	1,217,616
75,482	Public Storage, Inc., REIT	5,679,266
204,923	Simon Property Group, Inc., REIT	14,227,804

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United States (cont’d.)
21,257	SL Green Realty Corp., REIT	$932,119
71,861	Sovran Self Storage, Inc., REIT	2,186,730
58,101	Starwood Hotels & Resorts Worldwide, Inc.	1,919,076
48,512	Tanger Factory Outlet Centers, REIT	1,811,438
323,204	U-Store-It Trust, REIT	2,020,025
132,100	Ventas, Inc., REIT	5,085,850
100,229	Vornado Realty Trust, REIT	6,455,750

		104,727,139

	Total Common Stocks (cost $283,588,444)	295,454,874

PREFERRED STOCK 0.2%

United States 0.2%
25,200	Taubman Centers, Inc., 8.00% (cost $389,340)	598,500

	Total Investments(b) 100.2% (cost $283,977,784; Note 5)	296,053,374
	Liabilities in excess of other assets (0.2)%	(696,581)

	Net Assets 100%	$295,356,793

The following abbreviation is used in the Portfolio of Investments:

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	As of September 30, 2009, 51 securities representing $129,815,893 and 43.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2009 (Unaudited) continued

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$34,145,213	$—
Belgium	692,470	—	—
Brazil	8,498,213	—	—
Canada	2,646,598	—	—
Finland	629,230	—	—
France	14,451,529	—	—
Hong Kong	3,462,600	39,192,679	—
Italy	223,781	—	—
Japan	—	41,950,052	—
Netherlands	9,835,450	—	—
New Zealand	—	154,534	—
Singapore	—	14,373,415	—
Sweden	3,913,548	—	—
Switzerland	2,363,235	—	—
United Kingdom	14,195,188	—	—
United States	104,727,139	—	—
Preferred Stock	598,500	—	—

	166,237,481	129,815,893	—
Other Financial Instuments*	—	—	—

Total	$166,237,481	$129,815,893	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

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The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Diversified	37.3%
Retail Property	21.9
Office Space	12.6
Shopping Centers	4.4
Storage Property	4.1
Hotel / Resort & Entertainment Property	3.2
Residential	2.9
Real Estate Operation & Development	2.6
Real Estate Management / Service	2.5
Apartments	2.3
Healthcare Property	1.9
Development Companies	1.6
Industrial Property	1.3
Financial Services	1.0
Warehouse/Industrial	0.4
Regional Malls	0.2

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	13

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $283,977,784)	$296,053,374
Foreign currency, at value (cost $2,676)	2,740
Receivable for investments sold	1,329,135
Receivable for Fund shares sold	1,130,056
Dividends receivable	796,330
Tax reclaim receivable	167,750
Prepaid expenses	4,752

Total assets	299,484,137

Liabilities
Payable to custodian	1,546,040
Payable for investments purchased	1,357,755
Payable for Fund shares reacquired	713,809
Management fee payable	179,676
Transfer agent fee payable	128,065
Accrued expenses	122,977
Distribution fee payable	77,447
Deferred trustees’ fees	1,575

Total liabilities	4,127,344

Net Assets	$295,356,793

Net assets were comprised of:
Shares of beneficial interest, at par	$18,310
Paid-in capital in excess of par	442,050,568

442,068,878
Undistributed net investment income	4,115,434
Accumulated net realized loss on investments and foreign currency transactions	(162,909,355)
Net unrealized appreciation on investments and foreign currencies	12,081,836

Net assets, September 30, 2009	$295,356,793

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($158,951,859 ÷ 9,850,429 shares of beneficial interest issued and outstanding)	$16.14
Maximum sales charge (5.5% of offering price)	0.94

Maximum offering price to public	$17.08

Class B:
Net asset value, offering price and redemption price per share ($12,202,526 ÷ 763,756 shares of beneficial interest issued and outstanding)	$15.98

Class C:
Net asset value, offering price and redemption price per share ($35,305,303 ÷ 2,210,020 shares of beneficial interest issued and outstanding)	$15.98

Class R:
Net asset value, offering price and redemption price per share ($207,406 ÷ 12,879 shares of beneficial interest issued and outstanding)	$16.10

Class Z:
Net asset value, offering price and redemption price per share ($88,689,699 ÷ 5,472,970 shares of beneficial interest issued and outstanding)	$16.21

See Notes to Financial Statements.

Dryden Global Real Estate Fund	15

Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)

Investment Income
Dividends (net of $319,857 foreign withholding tax)	$5,047,720
Affiliated dividends	21,712

Total income	5,069,432

Expenses
Management fee	908,808
Distribution fee—Class A	196,291
Distribution fee—Class B	51,777
Distribution fee—Class C	145,333
Distribution fee—Class R	358
Transfer agent’s fees and expenses (including affiliated expenses of $67,000)	246,000
Custodian’s fees and expenses	72,000
Registration fees	44,000
Reports to shareholders	36,000
Legal fees and expenses	20,000
Audit fee	12,000
Trustees’ fees	11,000
Loan interest expense (Note 7)	277
Miscellaneous	15,979

Total expenses	1,759,823

Net investment income	3,309,609

Net Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized loss on:
Investment transactions	(39,664,354)
Foreign currency transactions	(20,892)

(39,685,246)

Net change in unrealized appreciation (depreciation) on:
Investments	155,744,880
Foreign currencies	26,838

155,771,718

Net gain on investments and foreign currencies	116,086,472

Net Increase In Net Assets Resulting From Operations	$119,396,081

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,309,609	$7,750,497
Net realized loss on investments and foreign currency transactions	(39,685,246)	(99,737,834)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	155,771,718	(139,477,982)

Net increase (decrease) in net assets resulting from operations	119,396,081	(231,465,319)

Dividends and distributions (Note 1)
Dividends from net investment income	—
Class A	—	(2,214,064)
Class B	—	(125,759)
Class C	—	(348,255)
Class R	—	(10)
Class Z	—	(1,330,331)

	—	(4,018,419)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	44,242,303	172,148,895
Net asset value of shares issued in reinvestment of dividends and distributions	—	3,309,980
Cost of shares reacquired	(41,497,700)	(139,691,707)

Net increase in net assets from fund share transactions	2,744,603	35,767,168

Total increase (decrease) in net assets	122,140,684	(199,716,570)

Net Assets
Beginning of period	173,216,109	372,932,679

End of period(a)	$295,356,793	$173,216,109

(a) Includes undistributed net investment income of	$4,115,434	$805,825

See Notes to Financial Statements.

Dryden Global Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Dryden Global Real Estate Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair

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valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Dryden Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net

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investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets. The effective management fee rate was .75 of 1% for the six months ended September 30, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended September 30, 2009, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $63,396 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2009. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $16,003 and $4,422 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended September 30, 2009.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended September 30, 2009, the Fund incurred approximately $153,000 in total networking fees of which $13,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portion of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2009 were $117,546,389 and $94,728,496 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation of September 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$314,422,116	$13,588,166	$(31,956,908)	$(18,368,742)

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2009:
Shares sold	1,789,061	$24,295,869
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(1,619,853)	(22,084,190)

Net increase (decrease) in shares outstanding before conversion	169,208	2,211,679
Shares issued upon conversion from Class B	31,737	469,413

Net increase (decrease) in shares outstanding	200,945	$2,681,092

Year ended March 31, 2009:
Shares sold	4,692,786	$79,503,664
Shares issued in reinvestment of dividends	183,456	1,889,595
Shares reacquired	(4,863,315)	(69,714,161)

Net increase (decrease) in shares outstanding before conversion	12,927	11,679,098
Shares issued upon conversion from Class B	69,192	1,077,059

Net increase (decrease) in shares outstanding	82,119	$12,756,157

Class B
Six months ended September 30, 2009:
Shares sold	50,864	$708,781
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(59,001)	(772,687)

Net increase (decrease) in shares outstanding before conversion	(8,137)	(63,906)
Shares issued upon conversion into Class A	(32,009)	(469,412)

Net increase (decrease) in shares outstanding	(40,146)	$(533,318)

Year ended March 31, 2009:
Shares sold	110,199	$1,984,028
Shares issued in reinvestment of dividends	10,564	108,415
Shares reacquired	(271,861)	(3,958,871)

Net increase (decrease) in shares outstanding before conversion	(151,098)	(1,866,428)
Shares reaquired upon conversion into Class A	(69,676)	(1,077,059)

Net increase (decrease) in shares outstanding	(220,774)	$(2,943,487)

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Class C	Shares	Amount
Six months ended September 30, 2009:
Shares sold	276,789	$3,791,185
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(297,378)	(3,898,412)

Net increase (decrease) in shares outstanding	(20,589)	$(107,227)

Year ended March 31, 2009:
Shares sold	838,043	$15,639,473
Shares issued in reinvestment of dividends	22,405	229,871
Shares reacquired	(1,078,084)	(15,363,678)

Net increase (decrease) in shares outstanding	(217,636)	$505,666

Class R
Six months ended September 30, 2009:
Shares sold	5,973	$84,324
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(3,581)	(47,398)

Net increase (decrease) in shares outstanding	2,392	$36,926

June 16, 2008 through March 31, 2009:
Shares sold	19,846	$207,408
Shares issued in reinvestment of dividends	1	10
Shares reacquired	(9,360)	(105,313)

Net increase (decrease) in shares outstanding	10,487	$102,105

Class Z
Six months ended September 30, 2009:
Shares sold	1,144,520	$15,362,144
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(1,152,745)	(14,695,013)

Net increase (decrease) in shares outstanding	(8,225)	$667,131

Year ended March 31, 2009:
Shares sold	4,415,272	$74,814,322
Shares issued in reinvestment of dividends	104,854	1,082,089
Shares reacquired	(3,494,810)	(50,549,684)

Net increase (decrease) in shares outstanding	1,025,316	$25,346,727

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds

Dryden Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

renewed the SCA with the two banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA is October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of funding for capital share redemptions. During the six months ended September 30, 2009, the Fund utilized the line of credit. The Fund had an average outstanding balance of $1,141,257 for seven days at a weighted average interest rate of 1.25%.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through November 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

SEPTEMBER 30, 2009	SEMI-ANNUAL REPORT

Dryden Global Real Estate Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.53

Income (loss) from investment operations
Net investment income	0.18
Net realized and unrealized gain (loss) on investment transactions	6.43

Total from investment operations	6.61

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$16.14

Total Return(a)	69.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$158,952
Average net assets (000)	$130,503
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.43	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(e)
Net investment income	2.75	%(e)
Portfolio turnover	41	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets for the Class A shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$21.33	$31.19	$24.96	$17.89	$15.71

0.41	0.38	0.38	0.35	0.26
(11.99)	(5.12)	6.30	7.00	2.14

(11.58)	(4.74)	6.68	7.35	2.40

(0.22)	(0.63)	(0.44)	(0.28)	(0.22)
—	(4.49)	(0.01)	—	—

(0.22)	(5.12)	(0.45)	(0.28)	(0.22)

$9.53	$21.33	$31.19	$24.96	$17.89

(54.38)%	(17.79)%	27.09%	41.50%	15.37%

$91,991	$204,098	$264,980	$120,881	$37,686
$163,953	$233,525	$176,407	$74,239	$28,961

1.35%	1.31%	1.22%	1.40%	1.53%
1.07%	1.06%	0.97%	1.15%	1.28%
2.58%	1.55%	1.58%	1.58%	1.71%
67%	78%	121%	35%	48%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended September 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.47

Income (loss) from investment operations
Net Investment income	0.14
Net realized and unrealized gain (loss) on investment transactions	6.37

Total from investment operations	6.51

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$15.98

Total Return(a)	68.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,203
Average net assets (000)	$10,327
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income	2.08	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

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Class B
Year Ended March 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$21.18	$31.02	$24.84	$17.81	$15.65

0.30	0.21	0.18	0.18	0.16
(11.87)	(5.11)	6.25	6.99	2.11

(11.57)	(4.90)	6.43	7.17	2.27

(0.14)	(0.45)	(0.24)	(0.14)	(0.11)
—	(4.49)	(0.01)	—	—

(0.14)	(4.94)	(0.25)	(0.14)	(0.11)

$9.47	$21.18	$31.02	$24.84	$17.81

(54.68)%	(18.42)%	26.12%	40.38%	14.51%

$7,612	$21,706	$32,867	$22,117	$35,251
$15,393	$28,993	$25,925	$23,855	$33,968

2.07%	2.06%	1.97%	2.15%	2.28%
1.07%	1.06%	0.97%	1.15%	1.28%
1.87%	0.85%	1.66%	0.91%	0.99%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended September 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.47

Income (loss) from investment operations
Net Investment income	0.14
Net realized and unrealized gain (loss) on investment transactions	6.37

Total from investment operations	6.51

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$15.98

Total Return(a)	68.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,305
Average net assets (000)	$28,987
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income	2.06	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than one year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

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Class C
Year Ended March 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$21.18	$31.02	$24.84	$17.81	$15.65

0.30	0.19	0.16	0.18	0.16
(11.87)	(5.09)	6.27	6.99	2.11

(11.57)	(4.90)	6.43	7.17	2.27

(0.14)	(0.45)	(0.24)	(0.14)	(0.11)
—	(4.49)	(0.01)	—	—

(0.14)	(4.94)	(0.25)	(0.14)	(0.11)

$9.47	$21.18	$31.02	$24.84	$17.81

(54.68)%	(18.42)%	26.12%	40.38%	14.51%

$21,122	$51,856	$49,921	$22,415	$10,524
$41,377	$54,791	$32,840	$14,963	$7,973

2.07%	2.06%	1.97%	2.15%	2.28%
1.07%	1.06%	0.97%	1.15%	1.28%
1.87%	0.79%	1.58%	0.84%	0.95%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	33

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended September 30, 2009(b)		June 16, 2008(d) through March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.63		$21.14

Income (loss) from investment operations
Net Investment income	0.17		0.14
Net realized and unrealized gain (loss) on investment transactions	6.30		(11.43)

Total from investment operations	6.47		(11.29)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.22)
Distributions from net realized gains from investments	—		—

Total dividends and distributions	—		(0.22)

Net asset value, end of period	$16.10		$9.63

Total Return(a)	67.19%		(53.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$207		$101
Average net assets (000)	$143		$34
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.63	%(c)	1.57	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)	1.07	%(c)
Net investment income	2.50	%(c)	1.63	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Commencement of operations.
(e)	The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets for the Class R shares.
(f)	Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended September 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.56

Income (loss) from investment operations
Net Investment income	0.21
Net realized and unrealized gain (loss) on investment transactions	6.44

Total from investment operations	6.65

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$16.21

Total Return(a)	69.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$88,690
Average net assets (000)	$71,726
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income	3.05	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

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Class Z
Year Ended March 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$21.38	$31.26	$25.01	$17.93	$15.75

0.44	0.39	0.47	0.41	0.31
(12.01)	(5.09)	6.29	7.00	2.13

(11.57)	(4.70)	6.76	7.41	2.44

(0.25)	(0.69)	(0.50)	(0.33)	(0.26)
—	(4.49)	(0.01)	—	—

(0.25)	(5.18)	(0.51)	(0.33)	(0.26)

$9.56	$21.38	$31.26	$25.01	$17.93

(54.22)%	(17.60)%	27.38%	41.80%	15.69%

$52,390	$95,273	$42,601	$19,484	$9,776
$87,029	$70,158	$33,458	$13,939	$7,784

1.07%	1.06%	0.97%	1.15%	1.28%
1.07%	1.06%	0.97%	1.15%	1.28%
2.81%	1.65%	1.68%	1.88%	1.98%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	37

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Dryden Global Real Estate Fund (the “Fund”) consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- five- and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with

Dryden Global Real Estate Fund

Approval of Advisory Agreements (continued)

respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”) pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable

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compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PREI under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail and Institutional Global Real Estate Funds Performance Universe) was in the first quartile over the ten-year period, and in the second quartile over the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) ranked in the Expense Group’s second quartile, and that the Fund’s total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Global Real Estate Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice •
Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Real Estate Fund
Share Class	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	26244A108	26244A207	26244A306	26244A504	26244A405

MF182E2    0166210-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.